Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

(In Thousands)

	December 31
	2015	2014
Cost
Land	$2,510	$2,510
Buildings	6,066	8,055
Equipment	21,819	22,751
Furniture and fixtures	826	1,030
Leasehold improvements	1,785	2,052
Transportation equipment	698	668
Property leased to others	3,875	3,766
Prepayment for property and equipment	1,863	4,397
	39,442	45,229
Accumulated depreciation
Buildings	1,526	1,757
Equipment	20,965	20,887
Furniture and fixtures	744	886
Leasehold improvements	1,474	1,701
Transportation equipment	619	619
Property leased to others	103	16
	25,431	25,866

	$14,011	$19,363

Depreciation expense recognized during the years ended December 31, 2015, 2014, and 2013 was approximately $1,730,000, $2,548,000, and $3,464,000, respectively.

As a result of dissolution activities of the Intelligent Power Group, a loss on asset write-off of $24,000 on property and equipment was incurred for the year ended December 31, 2014. Please see discussions in note 3.

In August 2009, the Company sold its land, located in Hsinchu, Taiwan, to a real estate developer in exchange for a portion of the real estate after it is developed, which includes a portion of an office building and a portion of a parking lot, with a carrying value of approximately $8,918,000. The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. The Company deferred the transaction gain of $129,000 during the construction period. Since the fourth quarter of 2014, the title of some units of the buildings were completed and sold to the third party and the Company has realized the deferred gain of $106,000 accordingly. Considering the Company’s current operating scale and capital requirements, the Company leased out three units to a third party in December 2014. The Company has also sold 5 building units to third parties since the fourth quarter of 2014. As a result of the sale of building units, net gains of $767,000 and $458,000 were recorded for the years ended December 31, 2015 and 2014, respectively.

Beginning in November 2015, the Company has negotiated with a third party company to dispose one of the three units of the Company’s office building located in China. A letter of intent has also been signed by both parties in January 2016. The Company determined that this transaction meets the criteria of asset held for sale and such reclassification was made as of December 31, 2015. In April 2016, an agreement was signed by both parties and this transaction is expected to be completed in the second half of 2016.